Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,219,816	¥ 1,169,233
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,057,838	1,004,169
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	152,512	155,832
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	6,201	6,189
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,909	2,708
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	356	335
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		2
Fair value of derivative payables	[2]		9
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		2
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	[2]		9
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	7,360	10,109
Fair value of derivative payables	[2]	6,936	9,707
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4,607	7,176
Fair value of derivative payables	[2]	4,520	7,143
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,367	2,695
Fair value of derivative payables	[2]	2,134	2,382
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	315	197
Fair value of derivative payables	[2]	214	142
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	22	18
Fair value of derivative payables	[2]	22	21
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	49	23
Fair value of derivative payables	[2]	¥ 46	¥ 19

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.